RECOVERABLE TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Recoverable Taxes
Schedule of recoverable taxes

		Consolidated
	12/31/2024	12/31/2023
ICMS (Brazilian State Value-Added Tax)	1,717,547	1,492,575
Brazilian federal contributions	2,336,854	2,729,606
Other taxes	112,866	59,316
	4,167,267	4,281,497

Classified:
Current	1,367,316	1,744,074
Non-current	2,799,951	2,537,423
	4,167,267	4,281,497